Disclosures about The Temporary Exemption From IFRS 9 - Summary of Financial Assets Not Considered to have Low Credit Risk on Reporting Date (Detail) ¥ in Millions	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	¥ 14,272	[1]
Fair value	14,551
Domestic listed [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	14,248	[1]
Fair value	14,539
Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	24	[1]
Fair value	¥ 12

[1]	For financial assets measured at amortised cost, carrying amount before adjusting impairment allowance is disclosed here.